Finance costs	12 Months Ended
Dec. 31, 2020
Borrowing costs [abstract]
Finance cost	Finance costs:

For the years ended December 31	2020	2019
Finance costs before capitalized interest	$182,841	$127,282
Less capitalized interest	(18,004)	(2,856)
Finance costs	$164,837	$124,426
Finance costs are primarily comprised of interest on the unsecured notes, credit and construction facilities, limited recourse debt facilities, finance lease obligations, amortization of deferred financing fees, and accretion expense associated with site restoration costs. In the year ended December 31, 2020, finance costs also included a make-whole interest charge of $15.4 million in the third quarter for the early redemption of the $250 million unsecured notes originally due March 2022. The Company increased borrowings, including drawing and repaying its revolving credit facility within the year, primarily as a precautionary measure to increase liquidity in light of the uncertainty associated with the impacts of COVID-19. Interest during construction projects is capitalized until the plant is substantially completed and ready for productive use.